Diamond Hill Research Opportunities Fund
Research Opportunities Fund
Investment Objective
The investment objective of the Diamond Hill Research Opportunities Fund is to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 53 of the fund’s prospectus and the Shares of the Fund section on page 57 of the fund’s statement of additional information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Diamond Hill Research Opportunities Fund	Class A	Class C	Class I	Class Y
Maximum Sales Charge (load) Imposed on Purchases as a % of offering price	5.00%	none	none	none
Maximum Deferred Sales Charge (on redemptions in the first year as a percentage of the amount invested or the current value, whichever is less)	none	1.00%	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Diamond Hill Research Opportunities Fund		Class A	Class C	Class I	Class Y
Management fees	[1]	0.95%	0.95%	0.95%	0.95%
Distribution (12b-1) fees		0.25%	1.00%	none	none
Other expenses - Administration fees		0.24%	0.24%	0.19%	0.09%
Other expenses - Dividend expenses and fees on short sales		0.59%	0.59%	0.59%	0.59%
Total other expenses		0.83%	0.83%	0.78%	0.68%
Total annual fund operating expenses		2.03%	2.78%	1.73%	1.63%
[1]	Management fees have been restated to reflect current expenses.

EXPENSE EXAMPLE
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Sold
Expense Example - Diamond Hill Research Opportunities Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	696	1,105	1,538	2,741
Class C	381	862	1,469	3,109
Class I	176	545	939	2,041
Class Y	166	514	887	1,933

Held
Expense Example, No Redemption - Diamond Hill Research Opportunities Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	696	1,105	1,538	2,741
Class C	281	862	1,469	3,109
Class I	176	545	939	2,041
Class Y	166	514	887	1,933

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 67% of the average value of its portfolio.
Principal Investment Strategy
The fund, under normal market conditions, invests its assets primarily in U.S. equity securities of any size that Diamond Hill Capital Management, Inc. (“the Adviser”) believes are undervalued. The fund may also invest in non-U.S. equity securities, including equity securities in emerging market countries. Equity securities consist of common and preferred stocks.

The fund is managed by a team of research analysts of the Adviser, each of whom is a co-manager of the fund. Research analysts are organized into sector teams. Within the sector teams, each analyst is assigned assets and is responsible for an industry-specific portion of the portfolio (the “Sleeve”). Each co-manager is directly responsible for selecting securities and determining security weights within their respective Sleeve.

In evaluating equity securities, the Adviser focuses on estimating a company’s value independent of its current stock price. To estimate a company’s value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on “bottom-up” analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors.

The fund may sell securities short. Short sales are effected when it is believed that the price of a particular security will decline, and involves the sale of a security which the fund does not own in hopes of purchasing the same security at a later date at a lower price. To make delivery to the buyer, the fund must borrow the security, and the fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the fund. The frequency of short sales will vary substantially in different periods, and it is not intended that any specified portion of the fund’s assets will as a matter of practice be invested in short sales. The fund will not make a short sale if, immediately before the transaction, the market value of all securities sold short exceeds 70% of the value of the fund’s net assets.
Main Risks
All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.

Equity Market Risk  Overall stock market risks may affect the value of the fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund’s investments goes down, your investment in the fund decreases in value.

Foreign and Emerging Markets Risk  The fund may invest in non U.S. securities and U.S. securities of companies domiciled in foreign (non-U.S.) countries that may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. These companies may be subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in emerging markets.

Short Sale Risk  The fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the fund purchases the security to replace the borrowed security. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and the fund may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the fund may be reduced or eliminated or the short sale may result in a loss. The fund’s losses are potentially unlimited in a short sale transaction. Short sales are speculative transactions and involve special risks, including greater reliance on the Adviser’s ability to accurately anticipate the future value of a security.

Small Cap and Mid Cap Company Risk  Investments in small cap and mid cap companies may be riskier than investments in larger, more established companies. The securities of these companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, small cap and mid-cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Management Risk The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser’s intrinsic value-oriented approach may fail to produce the intended results. In addition, many of the fund’s Portfolio Managers have no experience managing a mutual fund.
Performance
The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility — or variability — of the fund’s annual total returns over time, and shows that fund performance can change from year to year. Prior to calendar year 2012, the bar chart and table reflect the past performance of Diamond Hill Research Partners, L.P. (the “Research Partnership”), a private fund managed with full investment authority by the fund’s Adviser, and provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year over the periods indicated and by showing how the fund’s average annual total returns for the periods indicated compared to a relevant market index. The fund is managed in all material respects in a manner equivalent to the management of the predecessor unregistered fund. The fund’s objectives, policies, guidelines and restrictions are in all material respects equivalent to the predecessor, and the fund was created for reasons entirely unrelated to the establishment of a performance record. The assets of the Research Partnership were converted, based on their value on December 30, 2011, into assets of the fund prior to commencement of operations of the fund. The performance of the Research Partnership has been restated to reflect the net expenses and maximum applicable sales charge of the fund for its initial years of investment operations. The Research Partnership was not registered under the Investment Company Act of 1940 (the “1940 Act”) and therefore was not subject to certain investment restrictions imposed by the 1940 Act. If the Research Partnership had been registered under the 1940 Act, its performance may have been adversely affected. Performance of the fund prior to calendar year 2012 is measured from March 31, 2009, the inception of the Research Partnership, and is not the performance of the fund. The fund’s and the Research Partnership’s past performance is not necessarily an indication of how the fund will perform in the future either before or after taxes. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.
CLASS I ANNUAL TOTAL RETURN YEARS ENDED 12/31

Best Quarter: 1Q '12, +13.37% Worst Quarter: 3Q '11, –10.91%
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/16
The average annual total returns for the fund’s Class A and C shares below are reduced to reflect the maximum applicable sales charges for each class of shares and assume Class C shareholders redeem all of their shares at the end of the period indicated and pay the contingent deferred sales charge then applicable. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. The one year and five year after-tax returns are shown for Class I shares only and will vary from the after-tax returns for the other share classes. After-tax returns are not provided prior to five years because the Research Partnership’s tax treatment was different than that of a registered investment company.
Average Annual Total Returns - Diamond Hill Research Opportunities Fund	Inception Date of Class	One Year	Five Year	Since Inception
Class I	Dec. 30, 2011	9.89%	10.73%	13.51%
Class I | After Taxes on Distributions		9.70%	9.40%
Class I | After Taxes on Distributions and Sale of Fund Shares		5.76%	8.35%
Class A	Dec. 30, 2011	4.14%	9.32%	12.46%
Class C	Dec. 30, 2011	7.76%	9.63%	12.37%
Class Y	Dec. 30, 2011	10.05%	10.88%	13.66%
Russell 3000 Index	Mar. 31, 2009	12.74%	14.67%	16.97%
75% Russell 3000 Index/25% BofA Merrill Lynch U.S. T-Bill 0-3 Month Index	Mar. 31, 2009	9.60%	10.96%	12.71%

The Russell 3000 Index is a market-capitalization weighted index measuring performance of the 3,000 largest U.S. companies based on total market capitalization.

The Fund’s secondary benchmark, the 75% Russell 3000 Index/25% BofA Merrill Lynch U.S. T-Bill 0-3 Month Index, is a blended index representing a 75% weighting of the Russell 3000 index as described above, and a 25% weighting of the BofA Merrill Lynch U.S. T-Bill 0-3 Month Index. The BofA Merrill Lynch U.S. T-Bill 0-3 Month Index tracks the performance of the U.S. dollar denominated U.S. Treasury Bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than 3 months.

You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.